Tangible Assets (Owned and under Finance Leases) - Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Depreciation (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ 14,251	€ 14,216	€ 13,947
Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,895	2,331	2,413
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	250	213	203
Land [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	16	16	16
Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	588	488	509
Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,365	1,768	1,835
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	12,096	12,049	11,709
Plant and Equipment [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	302	353	365
Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	31	36	38
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	358	376	391
Other [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	148	138	125
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	928	1,054	1,097
Construction in progress and advance payments [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	64	56	€ 72
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	77,771	76,251
Gross carrying amount [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	3,485	4,060
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	253	218
Gross carrying amount [member] | Land [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	16	16
Gross carrying amount [member] | Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1,862	1,717
Gross carrying amount [member] | Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	2,792	3,391
Gross carrying amount [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	70,525	68,964
Gross carrying amount [member] | Plant and Equipment [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	370	397
Gross carrying amount [member] | Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	318	310
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	3,885	3,988
Gross carrying amount [member] | Other [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	243	200
Gross carrying amount [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	928	1,054
Gross carrying amount [member] | Construction in progress and advance payments [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	64	56
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(68)	(70)
Accumulated impairment losses [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(13)	(27)
Accumulated impairment losses [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(3)	(5)
Accumulated impairment losses [member] | Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(13)	(27)
Accumulated impairment losses [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(62)	(62)
Accumulated impairment losses [member] | Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1)	(1)
Accumulated impairment losses [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(2)	(2)
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(63,452)	(61,965)
Accumulated amortization [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,577)	(1,702)
Accumulated amortization [member] | Buildings (civil and industrial) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,274)	(1,229)
Accumulated amortization [member] | Buildings (civil and industrial) [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(1,414)	(1,596)
Accumulated amortization [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(58,367)	(56,853)
Accumulated amortization [member] | Plant and Equipment [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(68)	(44)
Accumulated amortization [member] | Manufacturing and distribution equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(286)	(273)
Accumulated amortization [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	(3,525)	(3,610)
Accumulated amortization [member] | Other [member] | Assets held under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	€ (95)	€ (62)